Segment, Product and Geographic Information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Significant Customer [Line Items]
Revenue, Net	$ 685,167	$ 802,917	$ 691,789
Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	250,454	265,442	243,409
Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	32,654	36,545	41,601
Customer A and its affiliates [Member] | Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	147,961	152,142	116,456
Customer A and its affiliates [Member] | Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	28,767	27,873	22,345
Customer B and its affiliates [Member] | Driver IC segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	102,493	113,300	126,953
Customer B and its affiliates [Member] | Non-driver products segment [Member]
Segment Reporting Significant Customer [Line Items]
Revenue, Net	$ 3,887	$ 8,672	$ 19,256